curasset-soi700_123125.htm	1 of 11
02/28/2026 05:30 PM

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

36.79%	ASSET BACKED BONDS	Principle	Value

7.43%	AUTOMOTIVE
	Arivo Acceptance Auto Loan Receivables Trust 02/15/2029 7.700% 144A	$675,000	$694,108
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840% 144A	500,000	522,275
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	385,136	386,408
	Avis Budget Rental Car Funding AESOP LLC 08/20/2029 5.870% 144A	110,000	112,158
	Avis Budget Rental Car Funding AESOP LLC 08/20/2031 6.240% 144A	100,000	103,612
	Bridgecrest Lending Auto Securitization Trust 10/16/2028 5.370%	1,350,000	1,356,689
	Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,032,611
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	33,222	32,594
	Carvana Auto Receivables Trust 03/10/2028 1.070%	60,577	59,277
	Carvana Auto Receivables Trust 03/10/2028 0.970%	58,483	57,804
	Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	2,016,732
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	321,931	319,449
	Carvana Auto Receivables Trust 01/10/2031 4.740%	450,000	447,885
	CPS Auto Trust 08/15/2028 5.190% 144A	1,330,446	1,331,666
	CPS Auto Trust 10/15/2029 7.140% 144A	900,000	909,650
	CPS Auto Trust 11/15/2030 10.720% 144A	300,000	330,535
	DT Auto Owner Trust 05/17/2027 1.310% 144A	247,528	246,613
	DT Auto Owner Trust 12/15/2027 3.400% 144A	224,596	224,070
	DT Auto Owner Trust 09/15/2028 2.650% 144A	450,000	448,777
	Exeter Automobile Receivables Trust 04/15/2027 1.400%	382,994	381,047
	Exeter Automobile Receivables Trust 06/15/2027 1.550%	381,804	379,049
	Exeter Automobile Receivables Trust 06/15/2028 3.020%	490,955	488,693
	Exeter Automobile Receivables Trust 07/17/2028 4.560%	346,622	346,891
	Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	763,697
	First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	496,742
	Flagship Credit Auto Trust 09/15/2027 1.460% 144A	61,783	61,617
	Flagship Credit Auto Trust 07/16/2029 5.640% 144A	1,350,000	1,353,762
	GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	124,558	124,324
	GLS Auto Receivables Trust 07/15/2027 4.310% 144A	126,816	126,819
	GLS Auto Receivables Trust 04/17/2028 6.150% 144A	1,047,709	1,056,147
	Lad Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	489,391
	Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	146,716	149,353
	Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	203,368	204,712
	Lendbuzz Securitization Trust 05/15/2030 5.180% 144A	882,087	886,221
	Research-Driven Pagaya 03/25/2032 7.540% 144A	83,647	83,804
	Switch ABS Issuer LLC 06/25/2054 6.200% 144A	450,000	453,374
	Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	630,000	441,000

curasset-soi700_123125.htm02/28/2026 05:30 PM2 of 11

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

AUTOMOTIVE Continued	Principle	Value
Tricolor Auto Securitization Trust 01/16/2029 5.120% 144A	$819,812	$549,274
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	400,000	168,000
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	281,754	280,997
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	400,000	169,238
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	834,876
Westlake Automobile Receivable 03/15/2027 3.490% 144A	36,930	36,907
		20,958,848

5.10% MISCELLANEOUS
Aqua Finance Trust 07/17/2046 1.900% 144A	137,718	130,652
Atlas Senior Loan Fund 04/22/2031 5.719% 144A	516,000	517,135
Benefit Street Partners CLO Ltd. 07/15/2037 5.085%^ 144A	705,000	703,942
(CME Term SOFR 3 Month + 1.180%)
Bluemountain CLO 10/20/2030 5.746% 144A	480,000	482,400
CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	913,537
Crossroads Asset Trust 08/20/2032 8.320% 144A	225,000	228,130
Crossroads Asset Trusts 08/20/2030 5.900% 144A	126,447	127,781
Golub Capital Partners Static Ltd. 04/25/2034 5.758%^ 144A	900,000	901,980
(CME Term SOFR 3 Month + 1.900%)
Harvest SBA Loan Trust 06/25/2047 6.050% 144A	217,739	217,739
NGC Ltd. 04/20/2038 5.084%^ 144A	880,000	880,088
(CME Term SOFR 3 Month + 1.200%)
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	85,031	85,252
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	450,000	452,646
Polus Capital Management 10/20/2037 5.134%^ 144A	757,895	758,349
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 5.946% 144A	450,000	456,075
Shackleton 2017-XI CLO Ltd. 08/15/2030 6.263% 144A	888,000	895,814
SoFi Consumer Loan Program Trust 06/25/2034 4.820% 144A	273,135	274,710
Sotheby’s Artfi Master Trust 12/22/2031 5.195%^ 144A	480,000	480,104
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 5.896% 144A	470,000	474,277
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	48,089	47,826
Upstart Securitization Trust 06/20/2033 7.920% 144A	174,000	174,991
Venture CDO Ltd. 07/15/2032 6.036% 144A	900,000	910,350
Venture CDO Ltd. 10/20/2034 5.334%^ 144A	440,000	438,020
(CME Term SOFR 3 Month + 1.450%)
Voya CLO Ltd. 10/18/2031 5.846% 144A	737,436	742,819
Voya CLO Ltd. 10/15/2037 5.105%^ 144A	1,125,000	1,125,112
(CME Term SOFR 3 Month + 1.200%)

curasset-soi700_123125.htm02/28/2026 05:30 PM3 of 11

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

MISCELLANEOUS Continued	Principle	Value
Zais CLO 11 Ltd. 01/20/2032 5.674%^ 144A	$470,000	$473,149
(CME Term SOFR 3 Month + 1.790%)
Zais CLO 15 Ltd. 07/28/2037 5.109%^ 144A	1,500,000	1,498,500
(CME Term SOFR 3 Month + 1.250%)
		14,391,378

24.26% MORTGAGE
Brean Asset Backed Securities Trust 01/25/2065 5.000% 144A	337,500	330,903
Brean Asset Backed Securities Trust 05/25/2065 4.750% 144A	270,439	210,671
Brean Asset Backed Securities Trust 07/25/2065 4.500% 144A	480,617	418,724
COMM Mortgage Trust 09/15/2033 6.223% 144A	55,000	16,676
(ICE LIBOR USD 1 Month + 2.177%)
Connecticut Avenue Securities Trust 10/25/2041 6.974%^ 144A	900,000	914,475
(United States 30 Day Average SOFR + 3.100%)
Connecticut Avenue Securities Trust 03/25/2042 7.374%^ 144A	2,200,000	2,259,334
(United States 30 Day Average SOFR + 3.500%)
Connecticut Avenue Securities Trust 02/25/2044 5.674%^ 144A	900,000	904,771
(United States 30 Day Average SOFR + 1.800%)
Connecticut Avenue Securities Trust 05/25/2044 5.524%^ 144A	900,000	902,817
(United States 30 Day Average SOFR + 1.650%)
Connecticut Avenue Securities Trust 07/25/2044 5.574%^ 144A	900,000	903,096
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Bank 04/20/2029 4.000%	5,000,000	4,996,005
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	299,173	4,008
Federal Home Loan Mortgage Corp. 01/25/2034 5.524%^ 144A	20,559	20,617
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 10/25/2041 5.374%^ 144A	799,985	802,263
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 11/25/2041 5.674%^ 144A	477,000	480,554
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 12/25/2041 10.874%^ 144A	1,400,000	1,466,825
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.274%^ 144A	100,000	102,315
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.374%^ 144A	1,250,000	1,267,889
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.274%^ 144A	1,400,000	1,420,132
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/25/2042 7.374%^ 144A	500,000	512,609
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 03/25/2042 9.124%^ 144A	250,000	262,235
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 04/25/2042 6.774%^ 144A	586,000	600,591

curasset-soi700_123125.htm02/28/2026 05:30 PM4 of 11

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

MORTGAGE Continued	Principle	Value
(United States 30 Day Average SOFR + 2.900%)
Federal Home Loan Mortgage Corp. 05/25/2042 6.074%^ 144A	$792,836	$798,997
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.224%^ 144A	1,800,000	1,857,384
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 06/25/2042 10.624%^ 144A	1,000,000	1,080,014
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.024%^ 144A	188,082	189,056
(United States 30 Day Average SOFR + 2.150%)
Federal Home Loan Mortgage Corp. 09/25/2042 7.574%^ 144A	2,000,000	2,086,260
(United States 30 Day Average SOFR + 3.700%)
Federal Home Loan Mortgage Corp. 03/25/2043 5.965%^ 144A	553,673	560,504
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 5.965%^ 144A	781,990	792,814
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.115%^ 144A	1,200,000	1,248,470
(United States 30 Day Average SOFR + 3.250%)
Federal Home Loan Mortgage Corp. 05/25/2043 5.874%^ 144A	321,666	324,216
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.374%^ 144A	900,000	942,668
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 06/25/2043 5.874%^ 144A	381,562	382,157
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.224%^ 144A	2,250,000	2,319,383
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 11/25/2043 5.724%^ 144A	2,035,173	2,053,612
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.224%^ 144A	1,800,000	1,883,218
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.574%^ 144A	900,000	904,221
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 08/25/2044 5.674%^ 144A	2,180,000	2,192,273
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 08/25/2044 5.124%^ 144A	1,125,000	1,130,998
(United States 30 Day Average SOFR + 1.250%)
Federal Home Loan Mortgage Corp. 10/25/2044 5.324%^ 144A	900,000	899,442
(United States 30 Day Average SOFR + 1.450%)
Federal Home Loan Mortgage Corp. 02/25/2045 5.024%^ 144A	621,195	621,761
(United States 30 Day Average SOFR + 1.150%)
Federal Home Loan Mortgage Corp. 05/25/2045 5.074%^ 144A	578,566	578,374

curasset-soi700_123125.htm02/28/2026 05:30 PM5 of 11

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

MORTGAGE Continued	Principle	Value
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 01/25/2051 5.674%^ 144A	$350,531	$352,384
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 03/25/2052 8.874%^ 144A	900,000	958,779
(United States 30 Day Average SOFR + 5.000%)
Federal Home Loan Mortgage Corporation 01/25/2042 5.724%^ 144A	650,000	654,103
(United States 30 Day Average SOFR + 1.850%)
Federal National Mortgage Assoc. 01/25/2031 8.239%	534,000	577,918
Federal National Mortgage Assoc. 12/25/2032 2.000%	54,944	52,009
Federal National Mortgage Assoc. 10/25/2041 5.424%^ 144A	173,620	174,323
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 12/25/2041 5.774%^ 144A	250,000	251,229
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 5.524%^ 144A	1,000,000	1,005,480
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 04/25/2042 6.874%^ 144A	1,000,000	1,022,083
(United States 30 Day Average SOFR + 3.000%)
Federal National Mortgage Assoc. 04/25/2042 5.774%^ 144A	204,765	205,021
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 05/25/2042 6.624%^ 144A	389,242	396,016
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 6.824%^ 144A	396,086	405,499
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 07/25/2042 7.474%^ 144A	2,110,000	2,181,094
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.424%^ 144A	912,669	928,960
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	299,304	42,926
Federal National Mortgage Assoc. 09/25/2042 6.374%^ 144A	187,442	189,990
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 12/25/2042 6.274%^ 144A	1,094,945	1,116,703
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 01/25/2043 6.174%^ 144A	260,297	265,388
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 04/25/2043 6.374%^ 144A	283,138	285,853
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 06/25/2043 5.774%^ 144A	194,472	195,998
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2043 5.574%^ 144A	148,870	149,454
(United States 30 Day Average SOFR + 1.700%)

curasset-soi700_123125.htm02/28/2026 05:30 PM6 of 11

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

MORTGAGE Continued	Principle	Value
Federal National Mortgage Assoc. 10/25/2043 5.374%^ 144A	$458,707	$459,480
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	13,317,183	41,017
Federal National Mortgage Assoc. 11/25/2046 0.114%	18,740,827	34,146
Federal National Mortgage Assoc. 02/25/2047 0.114%	13,129,136	31,497
Federal National Mortgage Association 02/25/2037 1.500%	7,337,845	395,789
Federal National Mortgage Association 12/25/2041 7.024%^ 144A	1,600,000	1,630,094
(United States 30 Day Average SOFR + 3.150%)
Federal National Mortgage Association 12/25/2041 9.874%^ 144A	900,000	932,625
(United States 30 Day Average SOFR + 6.000%)
Federal National Mortgage Association 06/25/2042 8.524%^ 144A	850,000	893,176
(United States 30 Day Average SOFR + 4.650%)
Federal National Mortgage Association 04/25/2043 7.774%^ 144A	1,900,000	1,997,860
(United States 30 Day Average SOFR + 3.900%)
Federal National Mortgage Association 01/25/2044 5.674%^ 144A	900,000	905,186
(United States 30 Day Average SOFR + 1.800%)
Federal National Mortgage Association 03/25/2045 6.124%^ 144A	900,000	913,155
(United States 30 Day Average SOFR + 2.250%)
Federal National Mortgage Association 07/25/2045 5.474%^ 144A	450,000	451,548
(United States 30 Day Average SOFR + 1.600%)
Government National Mortgage Assoc. 11/20/2051 3.000%	7,234,579	1,337,970
Government National Mortgage Assoc. 10/20/2052 5.000%	694,588	702,473
Greensky Home Improvement Issuer Trust 06/25/2060 4.930% 144A	168,944	169,568
GS Mortgage-Backed Securities Trust 10/25/2055 5.424%^ 144A	199,689	200,162
(United States 30 Day Average SOFR + 1.550%)
ICG US CLO Ltd. 01/15/2031 5.966%	470,000	471,786
MOO Securitization Trust 12/25/2065 4.500% 144A	81,000	75,581
Multifamily Structured Credit Risk 11/25/2045 5.624%^ 144A	400,000	400,020
(United States 30 Day Average SOFR + 1.750%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	132,808	130,827
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	730,813	610,743
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	450,000	450,628
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	241,718
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	64,761	63,994
Space Coast Credit Union 11/15/2028 4.670% 144A	436,648	437,822
Velocity Commercial Capital 11/25/2053 7.670% 144A	104,799	106,614
Washington Mutual Mortgage Pass-Through Certificate 10/25/2045 4.566%	319,640	309,917
Winston Salem, NC Limited Obligation 01/20/2046 3.781% 144A	110,012	106,145
X-Caliber Funding LLC 11/01/2024 7.130%^ 144A	459,016	457,784
(CME Term SOFR 1 Month + 3.250%)

curasset-soi700_123125.htm02/28/2026 05:30 PM7 of 11

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

	MORTGAGE BACKED Continued	Principle	Value
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	$450,000	$453,356
			68,467,223

36.79% TOTAL ASSET BACKED BONDS			103,817,449
	(Cost: $104,838,972)

19.76%	CORPORATE BONDS
1.03%	COMMUNICATION SERVICES
	AT&T Mobility II LLC 03/01/2031 8.750%	500,000	586,656
	Bellsouth Telecommunications 06/01/2028 6.375%	500,000	519,752
	CCO Holdings Capital Corp. 06/01/2029 5.375% 144A	225,000	222,462
	Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,053,440
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	96,432
	Corning, Inc. 03/15/2037 4.700%	200,000	194,473
	Factset Research Systems 03/01/2027 2.900%	250,000	246,225
			2,919,440

3.47%	CONSUMER DISCRETIONARY
	AutoNation, Inc. 08/01/2031 2.400%	1,000,000	883,939
	AutoNation, Inc. 03/01/2032 3.850%	1,000,000	940,006
	BorgWarner, Inc. 02/15/2029 7.125%	400,000	431,492
	Ford Holdings LLC 03/01/2030 9.300%	810,000	918,039
	General Motors Financial Co. 01/08/2031 2.350%	250,000	224,622
	General Motors Financial Co. 01/12/2032 3.100%	1,000,000	911,489
	Hasbro, Inc. 07/15/2028 6.600%	700,000	738,426
	Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	487,337
	Lear Corp. 05/30/2030 3.500%	1,000,000	959,330
	Lowe’s Companies, Inc. 04/01/2052 4.250%	500,000	393,932
	MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	961,800
	Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	942,501
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,007,753
			9,800,666

1.06%	CONSUMER STAPLES
	Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	940,814
	PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	90,000	89,268
	Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	935,964
	Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	920,082
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	100,256
			2,986,384

curasset-soi700_123125.htm02/28/2026 05:30 PM8 of 11

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

CONSUMER STAPLES Continued	Principle	Value
3.88% ENERGY
Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	$450,000	$474,378
APA Corporation 12/15/2029 7.750%	133,000	145,926
Enbridge Energy LP 10/01/2028 7.125%	500,000	532,482
Energen Corp. 02/15/2028 7.125%	475,000	496,718
Energy Transfer LP Perpetual 6.625%	400,000	397,972
EQT Corporation 04/01/2029 6.375%	880,000	910,607
Helmerich & Payne, Inc. 12/01/2029 4.850%	900,000	905,869
HF Sinclair Corp. 02/01/2028 5.000%	400,000	400,073
MPLX LP 02/15/2031 4.800%	450,000	454,725
Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,077,192
ONEOK, Inc. 09/01/2029 3.400%	1,000,000	968,908
Phillips 66 Partners LP 03/01/2028 3.750%	549,000	536,539
Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,060,885
Plains All American Pipeline LP 09/15/2030 3.800%	250,000	242,670
Targa Resources Partners LP 03/01/2030 5.500%	500,000	507,703
TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	927,341
Valero Energy Corp. 12/01/2031 2.800%	1,000,000	911,253
		10,951,241

4.39% FINANCIALS
Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,135,006
Ally Financial, Inc. Perpetual 4.700%	225,000	222,713
American Express Co. Perpetual 3.550%	500,000	493,118
ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,794,750
Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	969,470
Banco Santander SA 03/24/2028 4.175%	200,000	200,070
Banco Santander SA 12/03/2030 2.749%	250,000	227,266
Bank of America Corp. Perpetual 4.375%	625,000	618,231
Barclays plc 05/16/2029 4.972%	250,000	254,146
BGC Group, Inc. 04/02/2030 6.150%	900,000	931,900
Charles Schwab Corp. Perpetual 5.000%	500,000	503,223
Citigroup, Inc. 03/31/2031 4.412%	250,000	249,958
Crown Castle, Inc. 03/15/2027 2.900%	250,000	246,399
EPR Properties 04/15/2028 4.950%	360,000	362,619
Fidelity National Financial, Inc. 06/15/2030 3.400%	1,080,000	1,030,572
First Citizens Bancshare Perpetual 7.957%	500,000	506,304
NatWest Group plc 05/18/2029 4.892%	500,000	508,411
The Goldman Sachs Group, Inc. Perpetual 4.125%	500,000	495,196

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CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

FINANCIALS Continued	Principle	Value
Transamerica Capital II 12/01/2026 7.650% 144A	$675,000	$683,371
Truist Financial Corp. Perpetual 5.100%	500,000	503,435
Weyerhaeuser Co. 03/09/2033 3.375%	500,000	457,713
		12,393,871

3.87% INDUSTRIALS
Avnet, Inc. 06/01/2032 5.500%	1,000,000	1,014,043
Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	478,384
CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	1,002,273
FedEx Corp. 10/17/2048 4.950%	1,000,000	873,534
Flowserve Corp. 01/15/2032 2.800%	1,000,000	894,296
Fortune Brands Innovation 03/25/2032 4.000%	500,000	479,129
Fortune Brands Innovation 03/25/2052 4.500%	500,000	402,192
Hubbell, Inc. 08/15/2027 3.150%	600,000	592,416
Masco Corp. 08/15/2032 6.500%	1,000,000	1,092,649
MasTec, Inc. 08/15/2029 6.625% 144A	450,000	452,925
Oshkosh Corp. 03/01/2030 3.100%	1,000,000	949,386
Owens Corning 06/01/2030 3.875%	1,000,000	981,851
Timken Co. 05/08/2028 6.875%	320,000	336,144
Timken Co. 12/15/2028 4.500%	500,000	503,789
Westrock MWV LLC 02/15/2031 7.950%	750,000	858,001
		10,911,012

0.36% INFORMATION TECHNOLOGY
MSCI, Inc. 09/01/2030 3.625% 144A	100,000	95,517
Qorvo, Inc. 04/01/2031 3.375% 144A	987,000	913,117
		1,008,634

0.29% MATERIALS
Albemarle Corp. 06/01/2032 5.050%	500,000	503,371
Celanese US Holdings LLC 07/15/2032 6.879%	225,000	234,140
Domtar Corp. 10/01/2028 6.750% 144A	100,000	84,081
		821,592

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CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

1.41%	UTILITIES	Principle	Value

	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	$ 1,000,000	$929,214
	Eversource Energy 03/01/2032 3.375%	1,000,000	924,723
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,151,774
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	978,741
			3,984,452

19.76% TOTAL CORPORATE BONDS			55,777,292
	(Cost: $56,472,487)

34.32%	TREASURIES
	US Treasury 11/15/2027 4.125%	2,000,000	2,022,812
	US Treasury 01/31/2029 4.000%	4,750,000	4,810,487
	US Treasury 08/31/2029 3.625%	2,350,000	2,349,633
	US Treasury 11/15/2031 1.375%	3,028,000	2,637,555
	US Treasury 02/15/2032 1.875%	4,500,000	4,013,262
	US Treasury 02/29/2032 4.125%	4,100,000	4,157,818
	US Treasury 03/31/2032 4.125%	5,000,000	5,068,555
	US Treasury 11/15/2032 4.125%	4,000,000	4,045,780
	US Treasury 05/15/2033 3.375%	3,000,000	2,884,101
	US Treasury 08/15/2033 3.875%	3,000,000	2,975,040
	US Treasury 11/15/2033 4.500%	2,000,000	2,065,078
	US Treasury 02/15/2034 4.000%	5,030,000	5,014,281
	US Treasury 08/15/2034 3.875%	9,830,000	9,678,706
	US Treasury 02/15/2042 2.375%	15,000,000	11,041,410
	US Treasury 05/15/2042 3.250%	4,000,000	3,335,936
	US Treasury 02/15/2043 3.875%	5,000,000	4,498,045
	US Treasury 05/15/2043 3.875%	5,000,000	4,485,350
	US Treasury 02/15/2044 4.500%	3,800,000	3,676,204
	US Treasury 08/15/2044 4.125%	745,000	683,741
	US Treasury 08/15/2053 4.125%	5,000,000	4,426,170
	US Treasury 11/15/2053 4.750%	4,000,000	3,926,720
	US Treasury 02/15/2055 2.375%	9,543,225	9,052,636

34.32% TOTAL TREASURIES			96,849,320
	(Cost: $99,763,608)

curasset-soi700_123125.htm02/28/2026 05:30 PM11 of 11

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
7.68%	MONEY MARKET FUND
	Federated Government Obligations Fund 3.670%(A)	21,644,695	$21,644,695
	(Cost: $21,644,695)

98.55%	TOTAL INVESTMENTS		278,088,756
	(Cost: $282,719,761)
1.45%	Other assets, net of liabilities		4,096,518
100.00%	NET ASSETS		$282,185,274

^Rate is determined periodically. Rate shown is the rate as of December 31, 2025

(A)Effective 7 day yield as of December 31,2025 SOFR - Secured Overnight Financing Rate LIBOR - London InterBank Offered Rate

See Notes to Schedule of Investments.

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $97,399,263 and is 34.52% of the Fund’s net assets.

Schedule of Futures Contracts

December 31, 2025 (unaudited)

FUTURES CONTRACTS					Unrealized
Number of		Expiration
	Description		Notional		Appreciation
Contracts		Date	Value	Market Value	(Depreciation)
227	2YR US Treasury Note	3/31/2026 $	47,354,338	$47,395,117	$40,779
518	5YR US Treasury Note	3/31/2026	56,608,449	56,619,828	11,379

0.02% TOTAL FUTURES CONTRACTS			$103,962,787	$104,014,945	$52,158.16

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
ASSET BACKED BONDS	$—	$103,817,449	$—	$ 103,817,449
CORPORATE BONDS	—	55,777,292	—	55,777,292
TREASURIES	—	96,849,320	—	96,849,320
MONEY MARKET FUND	21,644,695	—	—	21,644,695
TOTAL INVESTMENTS	$21,644,695	$256,444,061	$—	$ 278,088,756

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $282,719,761, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,130,159
Gross unrealized depreciation	(6,761,164)
Net unrealized appreciation	$(4,631,005)